Expense Example - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Sustainable Intermediate Municipal Income Fund	Mar. 30, 2024 USD ($)
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M
Expense Example:
1 year	$ 461
3 years	820
5 years	1,249
10 years	2,443
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C
Expense Example:
1 year	239
3 years	671
5 years	1,277
10 years	2,721
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I
Expense Example:
1 year	38
3 years	361
5 years	757
10 years	1,867
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z
Expense Example:
1 year	32
3 years	328
5 years	693
10 years	1,722
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A
Expense Example:
1 year	461
3 years	815
5 years	1,238
10 years	$ 2,416